Offerings	Nov. 26, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	24,844,721
Proposed Maximum Offering Price per Unit | $ / shares	0.69
Maximum Aggregate Offering Price	$ 17,142,858
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,367
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on November 25, 2025, the date immediately prior to the filing date of the amendment to the registration statement, as reported on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	47,619,047
Proposed Maximum Offering Price per Unit | $ / shares	1.05
Maximum Aggregate Offering Price	$ 50,000,000
Amount of Registration Fee	$ 6,905
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on October 21, 2025, the date immediately prior to the initial filing of the registration statement, as reported on the Nasdaq Capital Market.